Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Measurements, Recurring - Warrant Liability - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability - Warrant	$ 5	$ 1	$ 222
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability - Warrant	0	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability - Warrant	0	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability - Warrant	$ 5	$ 1	$ 222